Derivative financial Instruments - Schedule of Carrying Amounts of Derivative Instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,120,302	1,205,427
Carrying amount of the hedging instruments, Asset	$ 30,750	$ 11,510
Carrying amount of the hedging instruments, Liability	(47,341)	(125,842)
Change in fair value used for calculating hedge ineffectiveness	98,394	(162,541)
Changes in the fair value of the hedging instrument recognised in OCI	98,948	(163,160)
Ineffectiveness recognised in profit or loss	554	(619)
Amount reclassified from the hedge or loss	763	123
Carrying amount of hedged items, Asset	28,268	19,964
Carrying amount of hedged items , liabilities	(1,101,787)	(1,087,247)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(98,394)	162,541
Cash flow hedge reserve	(1,300)	(858)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	30,750	11,510
Carrying amount of the hedging instruments, Liability	$ (47,297)	$ (125,842)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount	20,658	19,509
Carrying amount of the hedging instruments, Asset	$ 0	$ 1,372
Carrying amount of the hedging instruments, Liability	(1,697)	0
Change in fair value used for calculating hedge ineffectiveness	(1,810)	1,256
Changes in the fair value of the hedging instrument recognised in OCI	(1,810)	1,258
Ineffectiveness recognised in profit or loss	0	2
Amount reclassified from the hedge or loss	44	24
Carrying amount of hedged items, Asset	21,191	19,964
Carrying amount of hedged items , liabilities	0	0
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	1,810	(1,256)
Cash flow hedge reserve	$ 61	37
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,092,605
Carrying amount of the hedging instruments, Asset	$ 30,750
Carrying amount of the hedging instruments, Liability	(45,600)
Change in fair value used for calculating hedge ineffectiveness	100,248
Changes in the fair value of the hedging instrument recognised in OCI	100,802
Ineffectiveness recognised in profit or loss	554
Amount reclassified from the hedge or loss	466
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , liabilities	(1,101,787)	(1,087,247)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(100,248)	163,797
Cash flow hedge reserve	(1,332)	$ (895)
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	0
Carrying amount of the hedging instruments, Liability	$ (44)
Foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,039
Carrying amount of the hedging instruments, Asset	$ 0
Carrying amount of the hedging instruments, Liability	(44)
Change in fair value used for calculating hedge ineffectiveness	(44)
Changes in the fair value of the hedging instrument recognised in OCI	(44)
Ineffectiveness recognised in profit or loss	0
Amount reclassified from the hedge or loss	278
Carrying amount of hedged items, Asset	7,077
Carrying amount of hedged items , liabilities	0
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	44
Cash flow hedge reserve	$ (29)
Foreign exchange risk | Deposits
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Carrying amount of the hedging instruments, Asset	$ 0
Carrying amount of the hedging instruments, Liability	0
Change in fair value used for calculating hedge ineffectiveness	0
Changes in the fair value of the hedging instrument recognised in OCI	0
Ineffectiveness recognised in profit or loss	0
Amount reclassified from the hedge or loss	$ 3
Foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	1,185,918
Carrying amount of the hedging instruments, Asset	$ 0	$ 10,138
Carrying amount of the hedging instruments, Liability	0	(125,842)
Change in fair value used for calculating hedge ineffectiveness	0	(163,797)
Changes in the fair value of the hedging instrument recognised in OCI	0	(164,418)
Ineffectiveness recognised in profit or loss	0	(621)
Amount reclassified from the hedge or loss	$ 22	$ 99